Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Compensation
Schedule of cost related to stock-based compensation

Total stock-based compensation related to option issuances was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2023	2022	2023	2022
Research and development	$330	$52	$815	$91
Selling, general and administrative	631	91	1,369	107
Total stock-based compensation	$961	$143	$2,184	$198

Total stock-based compensation related to restricted stock was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2023	2022	2023	2022
Research and development	$—	$—	$—	$—
Selling, general and administrative	498	76	547	91
Total stock-based compensation	$498	$76	$547	$91

Total stock-based compensation related to warrants was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2023	2022	2023	2022
Research and development	$120	$—	$207	$—
Selling, general and administrative	128	—	258	—
Total stock-based compensation	$248	$—	$465	$—

	Year ended December 31,
(in thousands)	2021	2022
Research and development	$83	$398
Selling, general and administrative	88	2,704
Total stock-based compensation	$171	$3,102

	Year ended December 31,
(in thousands)	2021	2022
Research and development	$—	$—
Selling, general and administrative	131	273
Total stock-based compensation	$131	$273

Schedule of restricted stock activity

		Weighted	Aggregate
	Restricted	Average	Intrinsic
	Stock	Remaining	Value
	Outstanding	Term (years)	(in thousands)
Outstanding January 1, 2023	158,589	9.14	—
Granted	—	—	—
Vested	(63,451)	—	—
Forfeited/canceled	(45,901)	—	—
Outstanding June 30, 2023	49,237	8.67	$549

		Weighted	Aggregate
	Restricted	Average	Intrinsic
	Stock	Remaining	Value
	Outstanding	Term (years)	(thousands)
Outstanding January 1, 2022	21,907	7.60	—
Granted	182,962	9.15	—
Vested	(46,280)	—	—
Forfeited/canceled	—	—	—
Outstanding December 31, 2022	158,589	9.14	$980

Schedule of estimated grant-date fair value calculated using Black-Scholes option pricing model

	Six Months Ended June 30,
	2023	2022
Expected term (in years)	6.00	6.00
Expected volatility	50%	49%
Risk-free interest rate	3.60%	2.70%
Expected dividend yield	0%	0%
Fair value of common stock	$9.63	$4.06

	Year ended December 31,
	2021	2022
Expected term (in years)	6.00	6.00
Expected volatility	60%	50%
Risk-free interest rate	0.99%	3.01%
Expected dividend yield	0%	0%
Fair value of common stock	$4.71	$9.72

Schedule of stock option activity

		Weighted	Weighted	Aggregate
	Shares	Average	Average	Intrinsic
	Underlying	Exercise	Remaining	Value
	Options	Price	Term (years)	(in thousands)
Outstanding at January 1, 2023	7,868,448	3.51	8.35	—
Retroactive application of Reverse Recapitalization (Note 3)	(4,209,620)	4.05	—	—
Outstanding at January 1, 2023, effect of Merger	3,658,828	7.56	8.35	—
Granted	323,175	9.89	—	—
Exercised	(17,825)	4.16	—	—
Forfeited/canceled	(142,256)	5.35	—	—
Outstanding June 30, 2023	3,821,922	7.97	5.31	$4,002
Exercisable at June 30, 2023	2,163,768	6.60	7.09	$3,412

		Weighted	Weighted	Aggregate
	Shares	Average	Average	Intrinsic
	Underlying	Exercise	Remaining	Value
	Options	Price	Term (years)	(thousands)
Outstanding at January 1, 2022	1,348,464	4.47	7.13	—
Granted	2,357,807	9.33	—	—
Exercised	(27,848)	4.32	—	—
Forfeited/canceled	(19,595)	4.67	—	—
Outstanding December 31, 2022	3,658,828	7.56	8.35	$8,277
Exercisable at December 31, 2022	1,806,093	5.78	6.72	$6,815